EATON VANCE MANAGEMENT The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260

February 26, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Services

Re:	Eaton Vance Special Investment Trust (the “Registrant”) on behalf of
Eaton Vance Small-Cap Fund (formerly Eaton Vance Small-Cap Growth Fund)
(the “Fund”) - Post-Effective Amendment No. 92 (1933 Act File No. 2-27962)
Amendment No. 80 (1940 Act File No. 811-1545) (the “Amendment”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

     The Amendment is being filed to reflect a change to the way the Fund and Small-Cap Portfolio (formerly Small-Cap Growth Portfolio) (the “Portfolio”) defines small-cap companies and other changes made as a result of removing “growth” from the Fund and Portfolio name. The Fund and Portfolio now define small-cap as follows: The portfolio manager generally considers small-cap companies to be companies having a market capitalization that falls (i) within or below the range of companies in either the current S&P SmallCap 600 Index or the Russell 2000 Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Amendment is not being filed on behalf of the other funds contained in the combined prospectus and SAI.

     The Amendment has been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 89 filed with the Securities and Exchange Commission (the “Commission”) on April 25, 2008 (Accession No. 0000940394-08-000678). The Registrant hereby respectively requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

     Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, updated financial and performance information and make any other necessary nonmaterial changes.

     If you have any questions about this filing, please contact the undersigned at (617) 598-8064 or fax (617) 598-0432.

Very truly yours,

/s/ Velvet Regan
Velvet Regan, Esq.
Assistant Vice President